Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2020
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2020	2019
	£m	£m

Guarantees	2,457	2,757
Other contingent liabilities	2,388	2,478
Standby facilities, credit lines and other commitments	119,469	119,760
Contingent liabilities and commitments	124,314	124,995